RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Defined Benefit Pension Expense - The Group [member] - Defined contribution pension schemes [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Defined Benefit Pension Expense [Line Items]
Current service cost	£ 257	£ 279	£ 257
Net interest amount	(22)	(5)	(40)
Past service credits and curtailments	12	4
Settlements	1	2	6
Past service cost – plan amendments	108	14	20
Plan administration costs incurred during the year	40	40	36
Total defined benefit pension expense	£ 396	£ 334	£ 279